Front Cover
     Annual Report
     AUL American Individual
     Variable Annuity Unit Trust
     December 31, 1999


     This report and the financial statements contained herein are for the general information of the Participants. The Report is not to be distributed to prospective investors as sales literature unless accompanied or preceded by an effective prospectus of AUL American Series Fund, Inc. and AUL American Individual Variable Annuity Unit Trust, which contains furher information concerning the sales charge, expenses and other pertinent information.

     American United Life Insurance Company

A Message
From
The Chairman of the Board
and President of
AUL American Series Fund, Inc.


To Participants in AUL American  Individual  Variable Life Unit Trust

It is with great pleasure that I welcome you to the year 2000. Although doomsayers hypothesized potential calamities due to year 2000 computer problems, I am happy to announce an uneventful transition into this new era.

The year 1999 can be characterized by its excesses. Technology companies rocketed to new highs even though the majority of stocks registered poor performance. New records were set in the IPO (initial public offering) market with well known names such as UPS and Goldman Sachs. Technology start-ups were prolific as investors seemed to have an insatiable appetite for Internet retailers, web-site operators and anything carrying the dot com title. It was also the year of megamergers, the launch of the euro, and the recovery from Asias financial woes.

The U.S. economic environment has also been unique in that it is nearing the end of nine years of expansion, soon to be the longest period of economic growth on record. The fact that our economy has endured only eight months of recession since 1982 is another unparalleled feat.

Good economic news can mean tough times for the bond market as investors worry about the potential for an increase in inflation. The sharp 179 basis point increase in the ten-year Treasury yield to 6.44% last year reflects this concern.

Although inflation has not been a problem up to now, the Federal Reserve Board felt compelled to take a pre-emptive stance last year by raising the Federal Funds rate on three different occasions. The continued momentum of the economy suggests that the Feds credit tightening had little apparent impact. The Federal Reserve is expected to raise rates further this year to help achieve a sustainable rate of economic growth.

Most economists are expecting the economy to continue on its current path, but to moderate somewhat from current levels. The equity market is also expected to report positive returns, but could experience a change or moderation in leadership. Bonds will ultimately benefit if the Federal Reserve is successful in slowing economic growth. For now, however, bond market investors remain cautious. In closing, American United Life remains committed to serving your investment needs. We appreciate your continued confidence and support.

                                                             /s/ James W. Murphy
                                                                 James W. Murphy
                                Chairman of the Board of Directors and President
                                                           Indianapolis, Indiana


January 31, 2000

Report of Independent Accountants





The Contract Owners of
AUL American Individual Variable Life Unit Trust and
Board of Directors of
American United Life Insurance Company



In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of AUL American Individual Variable Life Unit Trust at December 31, 1999, the results of its operations and changes in its net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Trusts management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999, by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

                                                  /s/ PriceWaterhouseCoopers LLP








Indianapolis, Indiana
February 9, 2000


                AUL American Individual Variable Life Unit Trust
                            statementS of net assets
                               December 31, 1999

                                          AUL American Series Fund                       Fidelity

                                Equity   Money Market      Bond        Managed    High Income    Growth



Assets:

  Investments at value      $    219,124 $    566,688  $   291,712  $   115,714  $   252,252  $ 2,112,819



Net assets                  $    219,124 $    566,688  $   291,712  $   115,714  $   252,252  $ 2,112,819



Units outstanding                 45,743      524,272       55,559       23,158       51,508      253,462



Accumulation unit value     $       4.79 $       1.08  $      5.25  $      5.00  $      4.90  $      8.34







                                                               Fidelity

                               Overseas   Asset Manager  Index 500  Equity-Income Contrafund  Money Market



Assets:

  Investments at value      $     93,610 $    620,132  $ 2,571,273  $   657,072  $ 1,550,256  $   660,028



Net assets                  $     93,610 $    620,132  $ 2,571,273  $   657,072  $ 1,550,256  $   660,028



Units outstanding                 13,651      104,578      382,005      123,025      217,776      609,705



Accumulation unit value     $       6.86 $       5.93  $      6.73  $      5.34  $      7.12  $      1.08



    The accompanying notes are an integral part of the financial statements.

                AUL American Individual Variable Life Unit Trust
                      statementS of net assets (continued)
                               December 31, 1999

                                       American Century                 Alger    T. Rowe Price

                              VP Capital      VP         VP Income    American
                             AppreciationInternational  and Growth     Growth    Equity income

Assets:
  Investments at value      $     16,925 $    321,165  $    20,003  $ 3,119,899  $   668,840



Net assets                  $     16,925 $    321,165  $    20,003  $ 3,119,899  $   668,840



Units outstanding                  2,261       39,483        3,631      370,125      128,167



Accumulation unit value     $       7.49 $       8.13  $      5.51  $      8.43  $      5.22





                                       Janus                    SAFECO

                               Worldwide   Flexible
                                Growth      Income        Equity       Growth

Assets:
  Investments at value      $    308,229 $      3,373  $    30,282  $    36,479



Net assets                  $    308,229 $      3,373  $    30,282  $    36,479



Units outstanding                 40,756          674        6,143        6,342



Accumulation unit value     $       7.56 $       5.01  $      4.93  $      5.75


    The accompanying notes are an integral part of the financial statements.
                                       4


                AUL American Individual Variable Life Unit Trust
                            statementS of OPERATIONS
                      For the year ended December 31, 1999

                                          AUL American Series Fund                       Fidelity

                                Equity   Money Market      Bond        Managed    High Income    Growth



Investment income:
  Dividend income           $     43,597 $     14,365  $    17,019  $    16,596  $     3,310  $    19,252

  Net investment
   income                         43,597       14,365       17,019       16,596        3,310       19,252


Gain (loss) on investments:
  Net realized gain (loss)         3,346            0       (1,456)         905        1,107       19,610
  Net change in unrealized
     appreciation
     (depreciation)              (50,274)           0      (18,163)     (19,154)         298       364,946

  Net gain (loss)                (46,928)           0      (19,619)     (18,249)       1,405       384,556

  Increase (decrease) in
  net assets from operations$     (3,331)$     14,365  $    (2,600) $    (1,653) $     4,715  $    403,808





                                                               Fidelity

                               Overseas   Asset Manager  Index 500  Equity-Income Contrafund  Money Market



Investment income:
  Dividend income           $        618 $     13,510  $    25,695  $     9,291  $     8,511  $     8,685

  Net investment
   income                            618       13,510       25,695        9,291        8,511        8,685


Gain (loss) on investments:
  Net realized gain (loss)         1,077        8,615      317,655       20,131       37,542            0
  Net change in unrealized
     appreciation
     (depreciation)               19,613       36,064      142,114      (18,678)     188,337            0

  Net gain (loss)                 20,690       44,679      459,769        1,453      225,879            0

  Increase (decrease) in
  net assets from operations$     21,308 $     58,189  $   485,464  $    10,744  $   234,390  $     8,685


   The accompanying notes are an integral part of the financical statements.
                                       5


                AUL American Individual Variable Life Unit Trust
                      statementS of OPERATIONS (continued)
                      For the year ended December 31, 1999

                                       American Century                 Alger    T. Rowe Price

                              VP Capital      VP         VP Income    American
                             AppreciationInternational  and Growth     Growth    Equity income


Investment income:
  Dividend income           $          0 $          0  $         0  $   116,780  $    35,658

  Net investment
   income                              0            0            0      116,780       35,658


Gain (loss) on investments:
  Net realized gain (loss)         5,304       18,073            4       63,125       16,123
  Net change in unrealized
     appreciation
     (depreciation)                5,014      105,372        1,687      377,383      (43,786)

  Net gain (loss)                 10,318      123,445        1,691      440,508      (27,663)

  Increase (decrease) in
  net assets from operations$     10,318 $    123,445  $     1,691  $   557,288  $     7,995




                                       Janus                    SAFECO

                               Worldwide   Flexible
                                Growth      Income        Equity       Growth


Investment income:
  Dividend income           $         22 $        115  $     1,607  $         0

  Net investment
   income                             22          115        1,607            0


Gain (loss) on investments:
  Net realized gain (loss)           575           (2)         (38)         (35)
  Net change in unrealized
     appreciation
     (depreciation)               72,199          (71)      (1,354)       4,699

  Net gain (loss)                 72,774          (73)      (1,392)       4,664

  Increase (decrease) in
  net assets from operations$     72,796 $         42  $       215  $     4,664


    The accompanying notes are an integral part of the financial statements.

                AUL American Individual Variable Life Unit Trust
                      statementS of changes in net assets


                                                       AUL American Series Fund


                                      Equity                 Money Market                  Bond

                                        For the period             For the period            For the period
                                 Year    from 4/30/98      Year     from 4/30/98     Year     from 4/30/98
                                 ended  (commencement)     ended   (commencement)    ended   (commencement)
                               12/31/99   to 12/31/98    12/31/99    to 12/31/98   12/31/99    to 12/31/98

Increase in net assets
from operations:
  Net investment income     $     43,597 $      8,675  $    14,365  $     1,077  $    17,019  $     1,028
  Net realized gain (loss)         3,346         (230)           0            0       (1,456)         390
  Net change in unrealized
   appreciation (depreciation)   (50,274)         911            0            0      (18,163)        (649)

Increase (decrease)
  in net assets
  from operations                 (3,331)       9,356       14,365        1,077       (2,600)         769


Contract owner transactions:
   Proceeds from units sold      207,393      116,012    1,237,777      235,711      426,622      140,768
   Cost of units redeemed        (56,971)     (26,360)    (780,195)     (99,765)    (150,031)    (104,420)
   Account charges               (23,586)      (3,389)     (36,264)      (6,018)     (18,020)      (1,376)

      Increase                   126,836       86,263      421,318      129,928      258,571       34,972


Net increase                     123,505       95,619      435,683      131,005      255,971       35,741
Net assets, beginning             95,619            0      131,005            0       35,741            0

Net assets, ending          $    219,124 $     95,619  $   566,688  $   131,005  $   291,712  $    35,741


Units sold                        42,357       26,537    1,167,898      229,979       78,726       26,926
Units redeemed                   (16,424)      (6,727)    (770,487)    (103,118)     (29,899)     (20,194)


Net increase                      25,933       19,810      397,411      126,861       48,827        6,732
Units outstanding, beginning      19,810            0      126,861            0        6,732            0

Units outstanding, ending         45,743       19,810      524,272      126,861       55,559        6,732



    The accompanying notes are an integral part of the financial statements.
                                       7


                AUL American Individual Variable Life Unit Trust statementS of changes in net assets (continued)


                             AUL American Series Fund                       Fidelity


                                      Managed                 High Income                 Growth

                                        For the period             For the period            For the period
                                 Year    from 4/30/98      Year     from 4/30/98     Year     from 4/30/98
                                 ended  (commencement)     ended   (commencement)    ended   (commencement)
                               12/31/99   to 12/31/98    12/31/99    to 12/31/98   12/31/99    to 12/31/98


Increase in net assets
from operations:
  Net investment income     $     16,596 $      1,892  $     3,310  $         0  $    19,252  $         0
  Net realized gain (loss)           905           75        1,107         (295)      19,610          318
  Net change in unrealized
   appreciation (depreciation)   (19,154)         608          298        1,954      364,946       17,221

Increase (decrease)
  in net assets
  from operations                 (1,653)       2,575        4,715        1,659      403,808       17,539


Contract owner transactions:
   Proceeds from units sold      103,312       30,838      238,591       27,265    1,866,904      118,862
   Cost of units redeemed         (5,521)      (2,548)      (2,650)        (257)    (118,567)        (106)
   Account charges                (9,616)      (1,673)     (14,906)      (2,165)    (168,497)      (7,124)

      Increase                    88,175       26,617      221,035       24,843    1,579,840      111,632


Net increase                      86,522       29,192      225,750       26,502    1,983,648      129,171
Net assets, beginning             29,192            0       26,502            0      129,171            0

Net assets, ending          $    115,714 $     29,192  $   252,252  $    26,502  $ 2,112,819  $   129,171


Units sold                        20,322        6,673       49,349        6,401      272,854       22,644
Units redeemed                    (2,966)        (871)      (3,693)        (549)     (40,681)      (1,355)


Net increase                      17,356        5,802       45,656        5,852      232,173       21,289
Units outstanding, beginning       5,802            0        5,852            0       21,289            0

Units outstanding, ending         23,158        5,802       51,508        5,852      253,462       21,289



    The accompanying notes are an integral part of the financial statements.
                                       8


                AUL American Individual Variable Life Unit Trust statementS of changes in net assets (continued)


                                                               Fidelity


                                     Overseas                Asset Manager               Index 500

                                        For the period             For the period            For the period
                                 Year    from 4/30/98      Year     from 4/30/98     Year     from 4/30/98
                                 ended  (commencement)     ended   (commencement)    ended   (commencement)
                               12/31/99   to 12/31/98    12/31/99    to 12/31/98   12/31/99    to 12/31/98


Increase in net assets
from operations:
  Net investment income     $        618 $          0  $    13,510  $         0  $    25,695  $         0
  Net realized gain (loss)         1,077           97        8,615         (108)     317,655        5,321
  Net change in unrealized
   appreciation (depreciation)    19,613          704       36,064        9,675      142,114      133,825

Increase (decrease)
  in net assets
  from operations                 21,308          801       58,189        9,567      485,464      139,146


Contract owner transactions:
   Proceeds from units sold       75,130       13,531      798,416      130,304    2,399,327    1,314,494
   Cost of units redeemed         (6,006)         (60)    (320,939)      (2,218)  (1,462,484)      (1,971)
   Account charges                (9,654)      (1,440)     (46,446)      (6,741)    (268,720)     (33,983)

      Increase                    59,470       12,031      431,031      121,345      668,123    1,278,540


Net increase                      80,778       12,832      489,220      130,912    1,153,587    1,417,686
Net assets, beginning             12,832            0      130,912            0    1,417,686            0

Net assets, ending          $     93,610 $     12,832  $   620,132  $   130,912  $ 2,571,273  $ 1,417,686


Units sold                        13,855        2,998      146,259       26,314      399,752      260,809
Units redeemed                    (2,872)        (330)     (66,205)      (1,790)    (271,569)      (6,987)


Net increase                      10,983        2,668       80,054       24,524      128,183      253,822
Units outstanding, beginning       2,668            0       24,524            0      253,822            0

Units outstanding, ending         13,651        2,668      104,578       24,524      382,005      253,822



    The accompanying notes are an integral part of the financial statements.
                                       9


                AUL American Individual Variable Life Unit Trust statementS of changes in net assets (continued)


                                                               Fidelity


                                   Equity-Income              Contrafund               Money Market

                                        For the period             For the period            For the period
                                 Year    from 4/30/98      Year     from 4/30/98     Year     from 4/30/98
                                 ended  (commencement)     ended   (commencement)    ended   (commencement)
                               12/31/99   to 12/31/98    12/31/99    to 12/31/98   12/31/99    to 12/31/98


Increase in net assets
from operations:
  Net investment income     $      9,291 $          0  $     8,511  $         0  $     8,685  $       109
  Net realized gain (loss)        20,131          382       37,542          201            0            0
  Net change in unrealized
   appreciation (depreciation)   (18,678)      15,629      188,337       22,720            0            0

Increase (decrease)
  in net assets
  from operations                 10,744       16,011      234,390       22,921        8,685          109


Contract owner transactions:
   Proceeds from units sold      565,651      152,705    1,455,091      175,608    1,778,930       40,979
   Cost of units redeemed        (18,849)      (2,283)    (168,982)     (20,791)  (1,135,715)     (14,744)
   Account charges               (58,245)      (8,662)    (136,410)     (11,571)     (16,949)      (1,267)

      Increase                   488,557      141,760    1,149,699      143,246      626,266       24,968


Net increase                     499,301      157,771    1,384,089      166,167      634,951       25,077
Net assets, beginning            157,771            0      166,167            0       25,077            0

Net assets, ending          $    657,072 $    157,771  $ 1,550,256  $   166,167  $   660,028  $    25,077


Units sold                       105,987       33,752      237,511       35,686    1,648,891       39,905
Units redeemed                   (14,367)      (2,347)     (48,739)      (6,682)  (1,063,389)     (15,702)


Net increase                      91,620       31,405      188,772       29,004      585,502       24,203
Units outstanding, beginning      31,405            0       29,004            0       24,203            0

Units outstanding, ending        123,025       31,405      217,776       29,004      609,705       24,203


    The accompanying notes are an integral part of the financial statements.
                                       10


                AUL American Individual Variable Life Unit Trust statementS of changes in net assets (continued)


                                                     American Century

                                                                                   VP Income
                              VP Capital Appreciation      VP International       and Growth

                                        For the period             For the periodFor the period
                                 Year    from 4/30/98      Year     from 4/30/98 from 5/01/99
                                 ended  (commencement)     ended   (commencement)(commencement)
                               12/31/99   to 12/31/98    12/31/99    to 12/31/98  to 12/31/99


Increase in net assets
from operations:
  Net investment income     $          0 $          0  $         0  $         0  $         0
  Net realized gain (loss)         5,304          (18)      18,073       (2,322)           4
  Net change in unrealized
   appreciation (depreciation)     5,014          595      105,372        6,162        1,687

Increase (decrease)
  in net assets
  from operations                 10,318          577      123,445        3,840        1,691


Contract owner transactions:
   Proceeds from units sold       42,340        5,709      254,605      111,903       19,880
   Cost of units redeemed        (34,831)           0     (112,718)     (25,776)         (29)
   Account charges                (5,390)      (1,798)     (28,459)      (5,675)      (1,539)

      Increase                     2,119        3,911      113,428       80,452       18,312


Net increase                      12,437        4,488      236,873       84,292       20,003
Net assets, beginning              4,488            0       84,292            0            0

Net assets, ending          $     16,925 $      4,488  $   321,165  $    84,292  $    20,003


Units sold                         9,154        1,437       48,485       24,233        3,938
Units redeemed                    (7,879)        (451)     (26,000)      (7,235)        (307)


Net increase                       1,275          986       22,485       16,998        3,631
Units outstanding, beginning         986            0       16,998            0            0

Units outstanding, ending          2,261          986       39,483       16,998        3,631


    The accompanying notes are an integral part of the financial statements.
                                       11


                AUL American Individual Variable Life Unit Trust statementS of changes in net assets (continued)


                                       Alger                 T. Rowe Price                 Janus

                                                                                   Worldwide    Flexible
                                  American Growth            Equity Income          Growth       Income

                                        For the period             For the periodFor the periodFor the period
                                 Year    from 4/30/98      Year     from 4/30/98 from 5/01/99 from 5/01/99
                                 ended  (commencement)     ended   (commencement)(commencement)(commencement)
                               12/31/99   to 12/31/98    12/31/99    to 12/31/98  to 12/31/99  to 12/31/99


Increase in net assets
from operations:
  Net investment income     $    116,780 $          0  $    35,658  $     7,760  $        22  $       115
  Net realized gain (loss)        63,125          602       16,123           59          575           (2)
  Net change in unrealized
   appreciation (depreciation)   377,383       43,233      (43,786)       7,033       72,199          (71)

Increase (decrease)
  in net assets
  from operations                557,288       43,835        7,995       14,852       72,796           42


Contract owner transactions:
   Proceeds from units sold    2,774,560      248,390      575,813      245,481      257,209        4,127
   Cost of units redeemed       (227,874)      (2,128)     (75,474)     (17,564)      (8,331)         (10)
   Account charges              (256,867)     (17,305)     (71,247)     (11,016)     (13,445)        (786)

      Increase                 2,289,819      228,957      429,092      216,901      235,433        3,331


Net increase                   2,847,107      272,792      437,087      231,753      308,229        3,373
Net assets, beginning            272,792            0      231,753            0            0            0

Net assets, ending          $  3,119,899 $    272,792  $   668,840  $   231,753  $   308,229  $     3,373


Units sold                       393,801       46,809      109,803       52,124       44,298          835
Units redeemed                   (66,959)      (3,526)     (27,698)      (6,062)      (3,542)        (161)


Net increase                     326,842       43,283       82,105       46,062       40,756          674
Units outstanding, beginning      43,283            0       46,062            0            0            0

Units outstanding, ending        370,125       43,283      128,167       46,062       40,756          674






    The accompanying notes are an integral part of the financial statements.
                                       12



                AUL American Individual Variable Life Unit Trust statementS of changes in net assets (continued)




                                      SAFECO


                                Equity      Growth

                            For the periodFor the period
                             from 5/01/99from 5/01/99
                            (commencement)(commencement)
                              to 12/31/99 to 12/31/99


Increase in net assets
from operations:
  Net investment income     $      1,607 $          0
  Net realized gain (loss)           (38)         (35)
  Net change in unrealized
   appreciation (depreciation)    (1,354)       4,699

Increase (decrease)
  in net assets
  from operations                    215        4,664


Contract owner transactions:
   Proceeds from units sold       33,302       38,317
   Cost of units redeemed            (24)      (3,425)
   Account charges                (3,211)      (3,077)

      Increase                    30,067       31,815


Net increase                      30,282       36,479
Net assets, beginning                  0            0

Net assets, ending          $     30,282 $     36,479


Units sold                         6,812        7,622
Units redeemed                      (669)      (1,280)


Net increase                       6,143        6,342
Units outstanding, beginning           0            0

Units outstanding, ending          6,143        6,342


    The accompanying notes are an integral part of the financial statements.
                                       13


                         notes to financial statements

1.   Summary of  Significant  Accounting  Policies

     The AUL American Individual Variable Life Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on July 10, 1997, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced operations on April 30, 1998. The Variable Account is a segregated investment account for individual variable life insurance contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the AUL American Series Fund, Inc. (AUL American Series Fund), Fidelity Variable Insurance Products Fund (Equity-Income, Growth, High Income, Overseas) and Fidelity Variable Insurance Products Fund II(Asset Manager, Contrafund, Index 500) (Fidelity), American Century Variable Portfolios, Inc. (American Century), Alger American Fund (Alger), Janus Aspen Series (Janus), SAFECO Resources Series Trust (SAFECO), and T. Rowe Price Equity Series, Inc. (T. Rowe Price).

     Security  Valuation  Transactions  and Related  Income

     The market value of investments is based on the closing bid prices at December 31, 1999. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.

     Taxes

     Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

     Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   Account Charges

     With respect to variable life insurance policies funded by the variable account, total account charges for the years ended December 31, 1999 and December 31, 1998 were $1,191,334 and $196,233, respectively. Deductions are described as follows:

     Modified Single Premium Policy: AUL assesses (1) cost of insurance charges,
     (2) monthly administrative charges not to exceed 0.40% of the account value on an annual basis, (3) mortality and expense risk charges of 0.90% per year for the first 10 policy years and 0.80% per year thereafter, (4) federal tax charges equal to 0.15% of the account value each year for the first 10 years, (5) an annual contract charge of $30.00 each year in which an individual policys account value does not exceed a specific amount, and
     (6) in the event of a surrender, a surrender charge of 10% reducing to 0% of premium surrendered, depending upon policy duration. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

     Flexible  Premium  Adjustable  Policy:  AUL  assesses (1) cost of insurance charges, (2) monthly administrative charges of $30.00 per month in the first year and $5.00 per month thereafter, (3) mortality and expense risk charges of 0.75% per year for the first 10 policy years and 0.25% thereafter, (4) an annual contract charge of $30.00 each year in which an individual policys account value does not exceed a specific amount, and
     (5) in the event of a surrender, 100% of target premium for the first five contract years, reduced by 10% each year for contract years 6 through 15. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

   notes to financial statements (continued)
3. Accumulation Unit Value The change in the Accumulation Unit Value per unit for the year ended December 31, 1999, or from commencement of operation, May 1, 1999 through December 31, 1999.

                                12/31/99     12/31/98      Change

   AUL American Series Fund:
         Equity               $  4.790429  $  4.826818       (0.8%)
         Money Market            1.081055     1.032790        4.7%
         Bond                    5.250403     5.309238       (1.1%)
         Managed                 4.996810     5.031288       (0.7%)
   Fidelity:
         High Income             4.897979     4.528671        8.2%
         Growth                  8.335727     6.065156       37.4%
         Overseas                6.857656     4.808152       42.6%
         Asset Manager           5.930109     5.338035       11.1%
         Index 500               6.730730     5.585215       20.5%
         Equity Income           5.341704     5.023715        6.3%
         Contrafund              7.118542     5.729026       24.3%
         Money Market            1.089793     1.036145        5.2%
   American Century:
         VP Capital
           Appreciation          7.487388    4.550963        64.5%
         VP International        8.134571     4.958841       64.0%
   Alger:
         American Growth         8.429238     6.302550       33.7%
   T. Rowe Price:
         Equity Income           5.218486     5.031378        3.7%

                                12/31/99      5/01/99      Change

   American Century:
         VP Income
           and Growth         $  5.509636  $ 5.000000        10.2%
   Janus:
         Worldwide Growth        7.564515     5.000000       51.3%
         Flexible Income         5.005508     5.000000        0.1%
   SAFECO:
         Equity                  4.929132     5.000000       (1.4%)
         Growth                  5.751535     5.000000       15.0%

   4.    Cost of Investments
   The cost of investments at December 31, 1999 is:

   AUL American Series Fund:
     Equity            $     268,487
     Money Market            566,688
     Bond                    310,524
     Managed                 134,260
   Fidelity:
     High Income             250,000
     Growth                1,730,652
     Overseas                 73,293
     Asset Manager           574,393
     Index 500             2,295,335
   Fidelity: (continued)
     Equity Income     $     660,121
     Contrafund            1,339,199
     Money Market            660,028
   American Century:
     VP Capital
       Appreciation           11,317
     VP International        209,631
     VP Income
     and Growth               18,316
         Alger:
     American Growth   $   2,699,283
   T. Rowe Price:
     Equity Income           705,593
   Janus:
     Worldwide
       Growth                236,030
     Flexible Income           3,444
   SAFECO:
     Equity                   31,636
     Growth                   31,780
                   notes to financial statements (continued)

5.    Net Assets
Net Assets at December 31, 1999 are:

                                          AUL American Series Fund                       Fidelity

                                Equity   Money Market      Bond        Managed    High Income    Growth

Proceeds from units sold    $    323,407 $  1,473,488  $   567,389  $   134,151  $   265,857  $ 1,985,768
Cost of units redeemed           (83,332)    (879,960)    (254,452)      (8,069)      (2,907)    (118,673)
Account charges                  (26,976)     (42,283)     (19,395)     (11,290)     (17,072)    (175,621)
Net investment income             52,272       15,443       18,047       18,488        3,310       19,251
Net realized gain (loss)           3,116            0       (1,065)         980          812       19,927
Unrealized appreciation
   (depreciation)                (49,363)           0      (18,812)     (18,546)       2,252      382,167

                            $    219,124 $    566,688  $   291,712  $   115,714  $   252,252  $ 2,112,819

                                                               Fidelity

                               Overseas  Asset Manager  Index  500  Equity-income Contrafund  Money Market

Proceeds from units sold    $    $88,663 $    928,723  $ 3,713,822  $   718,355  $ 1,630,699  $ 1,819,909
Cost of units redeemed            (6,067)    (323,157)  (1,464,455)     (21,131)    (189,773)  (1,150,458)
Account charges                  (11,095)     (53,189)    (302,703)     (66,907)    (147,981)     (18,217)
Net investment income                618       13,510       25,695        9,291        8,511        8,794
Net realized gain (loss)           1,174        8,506      322,976       20,513       37,743            0
Unrealized appreciation
   (depreciation)                 20,317       45,739      275,938       (3,049)     211,057            0

                            $     93,610 $    620,132  $ 2,571,273  $   657,072  $ 1,550,256  $   660,028


                                        American Century                Alger    T. Rowe Price

                              VP Capital      VP         VP Income    American
                             AppreciationInternational  and Growth     Growth    Equity Income

Proceeds from units sold    $     48,050 $    366,508  $    19,880  $ 3,022,950  $   821,294
Cost of units redeemed           (34,831)    (138,495)         (29)    (230,002)     (93,038)
Account charges                   (7,189)     (34,134)      (1,539)    (274,172)     (82,262)
Net investment income                  0            0            0      116,780       43,417
Net realized gain (loss)           5,287       15,752            4       63,727       16,182
Unrealized appreciation
   (depreciation)                  5,608      111,534        1,687      420,616      (36,753)

                            $     16,925 $    321,165  $    20,003  $ 3,119,899  $   668,840


                                       Janus                    SAFECO

                               Worldwide
                                Growth  Flexible Income   Equity       Growth

Proceeds from units sold    $    257,209 $      4,127  $    33,302  $    38,317
Cost of units redeemed            (8,331)         (10)         (24)      (3,425)
Account charges                  (13,445)        (786)      (3,211)      (3,077)
Net investment income                 22          115        1,607            0
Net realized gain (loss)             575           (2)         (38)         (35)
Unrealized appreciation
   (depreciation)                 72,199          (71)      (1,354)       4,699

                            $    308,229 $      3,373  $    30,282  $    36,479

American United Life Insurance Company
         One American Square
         P.O. Box 368
         Indianapolis, Indiana 46206-0368
         www.aul.com

Form 7-14699A (1/00)

Back cover